S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 ) *

June 30, 2023 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
Belgium — 1.1%
Anheuser-Busch InBev S.A.	1,340,237	$75,961

Brazil — 0.5%
Banco Bradesco SA ADR	9,814,106	33,957

Canada — 2.4%
Alimentation Couche-Tard Inc.	1,784,002	91,480
Canadian National Railway Co.	615,711	74,559

		166,039

China — 1.0%
Beijing Capital International Airport Co. Ltd., Class H [1]	40,760,000	26,453
Tencent Holdings Ltd.	1,013,300	42,965

		69,418

France — 13.6%
Air Liquide SA	390,199	69,977
Alstom S.A.	5,303,528	158,315
AXA SA	4,023,934	118,913
BNP Paribas SA	665,847	42,019
Carrefour SA	3,676,168	69,666
Danone SA	2,784,766	170,660
Kering S.A.	94,527	52,198
Sanofi	1,117,726	120,330
Valeo	2,191,051	47,084
Vinci S.A.	752,870	87,480

		936,642

Germany — 9.2%
Allianz SE	458,065	106,694
Bayer AG	1,512,413	83,720
Deutsche Telekom AG	6,146,742	134,113
LANXESS AG	699,589	21,107
RWE AG	2,239,465	97,588
SAP SE	1,382,770	188,897

		632,119

Hong Kong — 0.2%
Sands China Ltd. [1]	3,740,400	12,810

Ireland — 2.2%
Ryanair Holdings PLC ADR [1]	1,393,197	154,088

Italy — 6.4%
Enel SpA	31,345,813	211,347
UniCredit SpA	9,950,344	231,382

		442,729

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 )*(continued)

June 30, 2023 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
Japan — 7.3%
FANUC Corp.	4,085,600	$143,428
Murata Manufacturing Co. Ltd.	2,459,400	141,270
Sumitomo Mitsui Financial Group Inc.	1,756,400	75,278
Takeda Pharmaceutical Co. Ltd.	3,360,400	105,592
Tokyo Electron Ltd.	235,300	33,890

		499,458

Netherlands — 6.2%
Akzo Nobel NV	1,787,546	146,138
ING Groep NV	9,906,642	133,558
Koninklijke Philips NV [1]	6,681,164	144,765

		424,461

Singapore — 0.7%
United Overseas Bank Ltd.	2,456,800	50,982

South Korea — 5.6%
Samsung Electronics Co. Ltd.	4,818,916	265,345
SK Hynix Inc.	1,359,305	119,435

		384,780

Spain — 5.0%
Aena SME S.A.	621,824	100,640
Amadeus IT Group S.A. [1]	1,338,073	101,895
Iberdrola S.A.	5,154,827	67,316
Industria de Diseno Textil S.A.	1,935,693	75,082

		344,933

Sweden — 0.7%
Swedbank AB	2,698,244	45,536

Switzerland — 6.2%
Novartis AG	1,323,888	133,474
Roche Holding AG	611,612	186,829
UBS Group AG	1,850,070	37,498
Zurich Insurance Group AG	142,916	67,984

		425,785

United Kingdom — 28.9%
AstraZeneca PLC	807,219	115,719
Barclays PLC	76,031,583	148,535
Berkeley Group Holdings PLC	701,370	34,963
BP PLC	29,307,704	170,641
British American Tobacco PLC	2,152,515	71,518
Compass Group PLC	3,636,108	101,823
Diageo PLC	2,905,723	124,920
GSK PLC	5,126,301	90,851
Legal & General Group PLC	10,671,083	30,896
Prudential PLC	10,703,069	151,164
Reckitt Benckiser Group PLC	2,371,152	178,195
RELX PLC (EUR)	2,181,627	72,775

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 )*(continued)

June 30, 2023 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
United Kingdom — (continued)
RELX PLC (GBP)	2,149,649	$ 71,714
Rio Tinto PLC	1,685,260	107,098
Rolls-Royce Holdings PLC [1]	169,011,592	325,010
Unilever PLC	2,316,536	120,632
WH Smith PLC	3,700,842	72,970

		1,989,424

Total Common Stock (Cost $5,882,925) — 97.2%		6,689,122

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.050% **	157,560,099	157,560

Total Short-Term Investment (Cost $157,560) — 2.3%		157,560

Total Investments — 99.5% (Cost $6,040,485)		6,846,682

Other Assets in Excess of Liabilities — 0.5%		34,332

Net Assets — 100.0%		$ 6,881,014

*	Except for per share data.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
1	Non-income producing security.
ADR	American Depositary Receipt

S C H E D U L E  O F  I N V E S T M E N T S  ( 0 0 0 )  (concluded)

June 30, 2023 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Belgium	$—	$75,961	$—	$75,961
Brazil	33,957	—	—	33,957
Canada	166,039	—	—	166,039
China	—	69,418	—	69,418
France	—	936,642	—	936,642
Germany	—	632,119	—	632,119
Hong Kong	—	12,810	—	12,810
Ireland	154,088	—	—	154,088
Italy	—	442,729	—	442,729
Japan	—	499,458	—	499,458
Netherlands	—	424,461	—	424,461
Singapore	—	50,982	—	50,982
South Korea	—	384,780	—	384,780
Spain	—	344,933	—	344,933
Sweden	—	45,536	—	45,536
Switzerland	—	425,785	—	425,785
United Kingdom	—	1,989,424	—	1,989,424

Total Common Stock	354,084	6,335,038	—	6,689,122

Short-Term Investment	157,560	—	—	157,560

Total Investments in Securities	$511,644	$6,335,038	$—	$6,846,682

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-3800